STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

23.                               STOCK-BASED COMPENSATION PLANS

(a)                      Stock-based compensation expense:

	2011	2010	2009

Cost of goods sold	$385	$492	$552
Sales and marketing	1,288	1,403	1,411
Research and development	1,574	1,315	1,215
Administration	3,175	3,143	3,131
Restructuring	—	540	905
Integration	—	—	42
	$6,422	$6,893	$7,256
Stock option plan	$2,817	$3,296	$3,989
Restricted stock plan	3,605	3,597	3,267
	$6,422	$6,893	$7,256

(b)                     Stock option plan

Under the terms of our employee Stock Option Plan (the “Plan”), our Board of Directors may grant options to employees, officers and directors.  The maximum number of shares available for issue under the Plan shall be the lesser of a rolling number equal to 10% of the number of issued and outstanding common shares from time to time or 7,000,000 common shares.  Based on the number of shares outstanding as at December 31, 2011, stock options exercisable into 832,794 common shares are available for future allocation under the Plan.

The Plan provides that the exercise price of an option will be determined on the date of grant and will not be less than the closing market price of our stock at that date.  Options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter.  We determine the expiry date of each option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2011	2010	2009

Risk-free interest rate	2.07%	1.90%	1.84%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	60%	60%	57%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$5.11	$4.21	$1.89

There is no dividend yield because we do not pay, and do not plan to pay, cash dividends on our common shares.  The expected stock price volatility is based on the historical volatility of our average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior.  We estimate forfeitures at the time of grant and, if necessary, revise that estimate if actual forfeitures differ and adjust stock-based compensation expense accordingly.

Changes in the number of options outstanding during the years ended December 31 was as follows:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Shares	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2008	2,230,970	19.68	16.13	2.5	—
Granted	502,414	4.97	4.05
Exercised	(16,953)	6.01	5.57		54
Forfeited	(558,343)	25.71	21.47
Outstanding, December 31, 2009	2,158,088	13.51	12.83	2.5	3,246
Granted	698,972	9.12	8.76
Exercised	(173,879)	6.38	6.18		792
Forfeited	(423,453)	12.36	11.84
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705

The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.  The aggregate intrinsic value of stock options exercised in the year ended December 31, 2011 was $417 (year ended December 31, 2010 - $792; year ended December 31, 2009 - $54).

The following table summarizes the stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding				Options Exercisable
		Weighted
		Average	Weighted			Weighted
	Number	Remaining	Average		Number	Average
Range of	of	Option Life	Exercise Price		Of options	Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $8.82 U.S. $4.06 – $9.00 Cdn	653,755	2.8	6.96	6.82	313,018	6.68	6.54
$8.83 – $11.05 U.S. $9.01 – $11.29 Cdn	537,865	3.8	10.26	10.05	93,392	9.24	9.05
$11.06 – $15.66 U.S. $11.30 – 15.99 Cdn	466,047	3.0	13.02	12.75	166,549	15.77	15.44
$15.67 – $28.49 U.S. $16.00 – $29.10 Cdn	640,208	0.7	18.27	17.89	629,545	18.30	17.92
	2,297,875	2.5	12.11	11.86	1,202,504	14.22	13.93

The options outstanding at December 31, 2011 expire between May 2, 2012 and August 22, 2016.

As at December 31, 2011, the unrecognized stock-based compensation cost related to the non-vested stock options was $3,969 (2010 — $3,782; 2009 - $4,412), which is expected to be recognized over a weighted average period of 2.6 years (2010 — 2.2 years; 2009 — 1.9 years).

(c)                                                                      Restricted share units

We have two market based restricted share unit plans, one for U.S. employees and the other for all non-U.S. employees, and a new treasury based restricted share unit plan, approved May 17, 2011 (collectively, the “RSPs”).  The RSPs further our growth and profitability objectives by providing long-term incentives to certain executives and other key employees and also encourage our objective of employee share ownership through the granting of restricted share units (“RSUs”).  There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of shares (or, in certain jurisdictions, cash in lieu at the option of the company) to settle vested RSUs.  With respect to the treasury based RSP, the maximum number of common shares which the company may issue from treasury is 1,000,000 common shares.  With respect to the two market based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the TSX and Nasdaq, which are used to settle vested RSUs.  The existing trust funds are variable interest entities and are included in these consolidated financial statements as shares held for RSU distribution.

Generally, RSUs vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.  However, RSU grants to employees who are resident in France for french tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.  All vested RSUs will be settled upon vesting by delivery of one common share of Sierra Wireless, Inc. (or, in certain jurisdictions, cash in lieu at the option of the company) for each vested unit.

The following table summarizes the RSU activity since the inception of the RSPs:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2008	312,062	19.61	16.08	1.9	1,819
Granted	842,131	5.08	4.18
Vested	(175,758)	16.54	14.01		1,186
Forfeited	(2,551)	17.18	14.43
Outstanding, December 31, 2009	975,884	6.88	6.53	1.9	10,349
Granted	328,496	9.10	8.75
Vested	(443,610)	8.21	7.82		4,159
Forfeited	(32,779)	6.56	6.29
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.76	1.3	6,346

As at December 31, 2011, the total remaining unrecognized compensation cost associated with the RSUs totalled $4,176 (2010 — $2,972; 2009 - $3,812), which is expected to be recognized over a weighted average period of 1.9 years (2010 — 1.6 years; 2009 — 1.7 years).

(d)                                                                Employee stock purchase plan

On March 31, 2009, we terminated our employee stock purchase plans for U.S. and Canadian and other non-U.S employees (together, the “ESPP Plans”) that enabled eligible employees and directors to acquire common shares over the facilities of the TSX and Nasdaq.  In the years ended December 31, 2009 and 2008, participants purchased a total of 10,734 and 36,183 common shares, respectively at a weighted-average price of $5.51 per share and $12.27 per share, respectively.

(e)                                                                  Wavecom stock options, warrant plans and free shares

Prior to our acquisition of Wavecom, Wavecom granted founders’ warrants and stock options to its employees, stock options to employees of its subsidiaries, warrants to some members of its board of directors and free shares to its employees of its subsidiaries.  Under the terms of the plans, the options and warrants gave the right to purchase one share of Wavecom per option or warrant at an exercise price based either on the stock market price of Wavecom shares on the grant date, or on the average stock market price of Wavecom shares over the twenty trading days prior to the date of grant (in accordance with French Law).

The stock-based compensation related to the pre-acquisition Wavecom plans recognized in the Consolidated Statements of Operations is as follows:

	2011	2010	2009
Cost of goods sold	$—	$—	$11
Sales and marketing	3	11	150
Research and development	4	14	218
Administration	20	38	462
	$27	$63	$841